Equity - Additional Information (Detail)		12 Months Ended
	Nov. 11, 2022 shares	Dec. 31, 2022 vote multiplier shares	Dec. 31, 2021 shares
Disclosure of classes of share capital [line items]
Number of votes per common share | vote		1
Multiplier to price per share paid to the controlling shareholder used to determine the purchase price per share of preferred shares in a public offering | multiplier		75
Multiplier to the price per common share that preferred shares have the right to receive in the case of liquidation upon splitting of remaining assets among shareholders | multiplier		75
Multiplier to the price per common share used to determine the amount of dividends that may be received | multiplier		75
Repurchase		313,102,000	477,800,000
Preferred shares
Disclosure of classes of share capital [line items]
Number of additional shares authorized for issue		98,899,268
Number of shares approved for buyback plan	1,300,000
Period of permanence in treasury	18 months
Preferred shares | Current plan [Member]
Disclosure of classes of share capital [line items]
Repurchase		260,000
Preferred shares | Previous plan [Member]
Disclosure of classes of share capital [line items]
Repurchase		513,102,000